Financial Investments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Schedules of financial investments

		2017	2016
	Footnote	$m	$m
Treasury and other eligible bills		17,532	14,451
Debt securities		107,486	94,054
Equity securities		99,260	63,604
Trading securities		224,278	172,109
Loans and advances to banks	1	26,057	24,769
Loans and advances to customers	1	37,660	38,247
At 31 Dec		287,995	235,125

1	Loans and advances to banks and customers include settlement accounts, stock borrowing, reverse repos, cash collateral and margin accounts relating to trading activities.

Trading Securities[1]
		2017	2016
	Footnotes	$m	$m
US Treasury and US Government agencies	2	15,995	17,010
UK Government		9,540	9,493
Hong Kong Government		10,070	7,970
Other governments		58,858	49,229
Asset-backed securities	3	2,986	2,668
Corporate debt and other securities		27,569	22,135
Equity securities		99,260	63,604
At 31 Dec		224,278	172,109

1	Included within these figures are debt securities issued by banks and other financial institutions of $18,585m (2016: $14,630m), of which $906m (2016: $789m) are guaranteed by various governments.

2	Includes securities that are supported by an explicit guarantee issued by the US Government.

3	Excludes asset-backed securities included under US Treasury and US Government agencies.

	2017	2016
	$m	$m
Securities	29,456	24,677
– treasury and other eligible bills	606	204
– debt securities	4,090	4,189
– equity securities	24,760	20,284
Loans and advances to banks and customers	8	79
At 31 Dec	29,464	24,756

Securities[1]
		2017	2016
	Footnotes	$m	$m
US Treasury and US Government agencies	2	—	104
UK Government		17	41
Hong Kong Government		64	16
Other governments		1,247	747
Asset-backed securities	3	2	20
Corporate debt and other securities		3,366	3,465
Equities		24,760	20,284
At 31 Dec		29,456	24,677

1	Included within these figures are debt securities issued by banks and other financial institutions of $1,621m (2016: $1,766m), of which $0.4m (2016: $19m) are guaranteed by various governments.

2	Includes securities that are supported by an explicit guarantee issued by the US Government.

3	Excludes asset-backed securities included under US Treasury and US Government agencies.

Carrying amount of financial investments
		2017	2016
	Footnote	$m	$m
Available for sale securities at fair value		336,157	389,874
– treasury and other eligible bills		78,851	99,226
– debt securities		253,389	285,981
– equity securities		3,917	4,667
Held to maturity securities at amortised cost		52,919	46,923
– debt securities	1	52,919	46,923
At 31 Dec		389,076	436,797

1	Fair value $54.1bn (2016: $47.2bn).

Financial investments at amortised cost and fair value
		2017		2016
		Amortised cost	Fair value[1]	Amortised cost	Fair value[1]
	Footnotes	$m	$m	$m	$m
US Treasury		41,427	41,274	57,135	56,625
US Government agencies	2	18,691	18,494	15,790	15,682
US Government sponsored entities	2	10,998	11,033	14,397	14,442
UK Government		17,817	18,538	27,506	28,480
Hong Kong Government		52,269	52,252	62,500	62,475
Other governments		134,766	136,414	140,943	142,594
Asset-backed securities	3	6,187	5,781	10,246	9,392
Corporate debt and other securities		99,136	102,540	100,180	102,741
Equities		2,989	3,917	3,042	4,667
At 31 Dec		384,280	390,243	431,739	437,098

1	Included within ‘fair value’ figures are debt securities issued by banks and other financial institutions of $67bn (2016: $69bn), of which $15bn (2016: $20bn) are guaranteed by various governments.

2	Includes securities that are supported by an explicit guarantee issued by the US Government.

3	Excludes asset-backed securities included under US Government agencies and sponsored entities.

Maturities of investments in debt securities at their carrying amount
	1 year or less	5 years or less but over 1 year	10 years or less but over 5 years	Over 10 years	Total
	$m	$m	$m	$m	$m
Available for sale	63,896	122,113	37,292	30,088	253,389
Held to maturity	3,731	9,406	13,482	26,300	52,919
At 31 Dec 2017	67,627	131,519	50,774	56,388	306,308

Available for sale	64,155	142,700	45,385	33,741	285,981
Held to maturity	2,502	10,210	10,348	23,863	46,923
At 31 Dec 2016	66,657	152,910	55,733	57,604	332,904

Contractual maturities and weighted average yields of investment debt securities
	1 year or less		5 years or less but over 1 year		10 years or less but over 5 years		Over 10 years
	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
	$m	%	$m	%	$m	%	$m	%
Available for sale
US Treasury	3,981	1.1	16,213	1.9	15,806	2.0	3,318	3.1
US Government agencies	50	1.9	129	2.2	19	3.8	7,924	2.6
US Government-sponsored agencies	148	3.5	2,759	3.0	1,965	2.6	2,733	2.7
UK Government	636	0.2	6,970	0.9	6,552	0.8	—	—
Hong Kong Government	216	0.8	1,014	1.3	—	—	—	—
Other governments	45,337	1.8	57,441	2.7	7,429	3.0	1,678	3.4
Asset-backed securities	26	7.8	28	5.5	271	1.7	5,858	2.9
Corporate debt and other securities	13,613	1.7	35,598	1.9	4,043	2.6	7,779	3.9
Total amortised cost at 31 Dec 2017	64,007		120,152		36,085		29,290
Total carrying value	63,896		122,113		37,292		30,088
Held to maturity
US Treasury	41	5.0	22	4.7	49	4.9	130	4.2
US Government agencies	—	—	21	4.0	27	2.5	10,519	2.4
US Government-sponsored agencies	—	—	322	2.4	325	2.8	2,747	2.9
Hong Kong Government	227	0.5	28	2.6	13	1.2	7	1.4
Other governments	108	4.7	240	4.0	198	3.7	847	4.3
Asset-backed securities	—	—	—	—	—	—	4	6.7
Corporate debt and other securities	3,355	3.7	8,773	3.4	12,870	3.3	12,046	3.9
Total amortised cost at 31 Dec 2017	3,731		9,406		13,482		26,300
Total carrying value	3,731		9,406		13,482		26,300